Accounts Receivable, Net (Table)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable Net

Accounts receivable, net is comprised of the following:

	As of March 31,
	2026	2025
	US$	US$
Accounts receivable, gross	201,477	395,901
Less: allowance for expected credit losses	—	—
Accounts receivable, net	201,477	395,901